Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,024,098.26

Principal:
Principal Collections	$11,609,914.74
Prepayments in Full	$6,525,877.12
Liquidation Proceeds	$241,555.43
Recoveries	$56,867.73
Sub Total	$18,434,215.02
Collections	$19,458,313.28

Purchase Amounts:
Purchase Amounts Related to Principal	$494,321.26
Purchase Amounts Related to Interest	$2,274.63
Sub Total	$496,595.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,954,909.17

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,954,909.17
Servicing Fee	$240,752.25	$240,752.25	$0.00	$0.00	$19,714,156.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,714,156.92
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,714,156.92
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,714,156.92
Interest - Class A-4 Notes	$193,066.12	$193,066.12	$0.00	$0.00	$19,521,090.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,521,090.80
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$19,443,456.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,443,456.80
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$19,385,544.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,385,544.80
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$19,314,180.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,314,180.80
Regular Principal Payment	$17,437,258.13	$17,437,258.13	$0.00	$0.00	$1,876,922.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,876,922.67
Residuel Released to Depositor	$0.00	$1,876,922.67	$0.00	$0.00	$0.00
Total		$19,954,909.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,437,258.13
Total					$17,437,258.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,437,258.13	$68.00	$193,066.12	$0.75	$17,630,324.25	$68.75
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$17,437,258.13	$12.50	$399,976.12	$0.29	$17,837,234.25	$12.78

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$171,614,328.74	0.6692704	$154,177,070.61	0.6012677
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$267,374,328.74	0.1916003	$249,937,070.61	0.1791047

Pool Information
Weighted Average APR	4.167%	4.165%
Weighted Average Remaining Term	27.32	26.45
Number of Receivables Outstanding	25,240	24,498
Pool Balance	$288,902,698.28	$269,911,445.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$267,374,328.74	$249,937,070.61
Pool Factor	0.1938695	0.1811253

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$19,974,375.11
Targeted Overcollateralization Amount	$19,974,375.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,974,375.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		84	$119,584.01
(Recoveries)		115	$56,867.73
Net Losses for Current Collection Period			$62,716.28
Cumulative Net Losses Last Collection Period			$7,923,667.37
Cumulative Net Losses for all Collection Periods			$7,986,383.65

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.66%	527	$7,182,614.31
61-90 Days Delinquent	0.21%	41	$574,952.50
91-120 Days Delinquent	0.10%	15	$261,178.05
Over 120 Days Delinquent	0.42%	72	$1,126,180.73
Total Delinquent Receivables	3.39%	655	$9,144,925.59

Repossession Inventory:
Repossessed in the Current Collection Period		19	$330,606.54
Total Repossessed Inventory		27	$498,742.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2827%
Preceding Collection Period			0.4915%
Current Collection Period			0.2694%
Three Month Average			0.3478%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4773%
Preceding Collection Period			0.5943%
Current Collection Period			0.5225%
Three Month Average			0.5314%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer